LEASING - Maturity Analysis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liabilities as of December 31	$ 7.6	$ 5.3	$ 5.9
Lease liabilities included under “Borrowings” as of December 31	521.6	480.0	424.0
Non-current	4.1	2.5	3.7
Current	2.5	2.5	1.9
Borrowings
Disclosure of maturity analysis of operating lease payments
Lease liabilities included under “Borrowings” as of December 31	6.6	5.0	5.6
Less than one year
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liabilities as of December 31	2.9	2.7	2.8
One to five years
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liabilities as of December 31	4.7	2.6	3.0
More than five years
Disclosure of maturity analysis of operating lease payments
Total undiscounted lease liabilities as of December 31	$ 0.0	$ 0.0	$ 0.1